Document And Entity Information	12 Months Ended
Jun. 30, 2023
Document Information Line Items
Entity Registrant Name	Moolec Science SA
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 relates to our registration statement on Form F-1 (File No. 333-271282) originally declared effective by the Securities and Exchange Commission on May 8, 2023. We are filing this Post-Effective Amendment No. 1 to update the information contained in the registration statement to reflect our recently filed annual report on Form 20-F filed with the SEC on October 30, 2023 and Form 20-F/A filed with the SEC on November 2, 2023.The information included in this filing amends the registration statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the registration statement on April 17, 2023.
Entity Central Index Key	0001937737
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	N4